Share-based compensation - Unrecognized share-based compensation expense (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based compensation
Unrecognized share-based compensation expense	$ 1,444,371	$ 1,433,785
Unrecognized share-based compensation expense, weighted average remaining vesting period	2 years 7 months 6 days	3 years 1 month 6 days